NOTE PAYABLE (Details Narrative) - USD ($)	May 20, 2022	Sep. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable		$ 212,056
D&O Insurance Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Insurance agreement	$ 439,122
Monthly payments	$ 88,000
Annual percentage rate	3.95%
Monthly payments	$ 35,751